Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 66,071	$ 69,424	$ 58,644
Increase (decrease) through financing cash flows	2,247	18,764	10,548
Increase (decrease) through effect of changes in foreign exchange rates	(664)	(903)	2,680
Increase (decrease) through non-cash interest	8,853	8,481	10,568
Increase (decrease) through non-cash impact of amendment	(671)	(11,138)	(16,008)
Increase (decrease) through other changes			2,992
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(10,695)	(18,557)
Liabilities arising from financing activities ending balance	65,141	66,071	69,424
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	15,560	15,070	7,621
Increase (decrease) through financing cash flows	406	592	5,910
Increase (decrease) through effect of changes in foreign exchange rates	(365)	(449)	1,392
Increase (decrease) through non-cash interest	266	427	364
Increase (decrease) through non-cash impact of amendment	0	0	0
Increase (decrease) through other changes			(217)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(5,473)	(80)
Liabilities arising from financing activities ending balance	10,394	15,560	15,070
Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	36,373	26,074	30,671
Increase (decrease) through financing cash flows	0	27,957	2,050
Increase (decrease) through effect of changes in foreign exchange rates	0	0	0
Increase (decrease) through non-cash interest	7,762	6,193	7,902
Increase (decrease) through non-cash impact of amendment	(671)	(11,138)	(16,008)
Increase (decrease) through other changes			1,459
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(9)	(12,713)
Liabilities arising from financing activities ending balance	43,455	36,373	26,074
Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	0	8,276	12,180
Increase (decrease) through financing cash flows		(8,743)	(6,105)
Increase (decrease) through effect of changes in foreign exchange rates		180	750
Increase (decrease) through non-cash interest		819	1,451
Increase (decrease) through non-cash impact of amendment		0	0
Increase (decrease) through other changes			0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		(532)
Liabilities arising from financing activities ending balance		0	8,276
Lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	4,620	5,776	4,104
Increase (decrease) through financing cash flows	(1,205)	(1,063)	(1,221)
Increase (decrease) through effect of changes in foreign exchange rates	(298)	(297)	363
Increase (decrease) through non-cash interest	571	760	780
Increase (decrease) through non-cash impact of amendment	0	0	0
Increase (decrease) through other changes			1,750
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(119)	(556)
Liabilities arising from financing activities ending balance	3,569	4,620	5,776
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	9,518	14,228	4,068
Increase (decrease) through financing cash flows	3,046	21	9,914
Increase (decrease) through effect of changes in foreign exchange rates	(1)	(337)	175
Increase (decrease) through non-cash interest	254	282	71
Increase (decrease) through non-cash impact of amendment	0	0	0
Increase (decrease) through other changes			0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(5,094)	(4,676)
Liabilities arising from financing activities ending balance	$ 7,723	9,518	14,228
Previously stated
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		69,424
Liabilities arising from financing activities ending balance			69,424
Previously stated | Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		15,070
Liabilities arising from financing activities ending balance			15,070
Previously stated | Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		26,074
Liabilities arising from financing activities ending balance			26,074
Previously stated | Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		8,276
Liabilities arising from financing activities ending balance			8,276
Previously stated | Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		$ 14,228
Liabilities arising from financing activities ending balance			$ 14,228